Pioneer High Income Fund, Inc.
Schedule of Investments  |  December 31, 2023

Ticker Symbol: PHT

Schedule of Investments  |  12/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 143.9%
	Senior Secured Floating Rate Loan Interests — 1.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
1,386,319	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 1,378,233
	Total Auto Parts & Equipment	$1,378,233

	Electric-Generation — 0.3%
719,579	Generation Bridge Northeast LLC, Term Loan B, 9.606% (Term SOFR + 425 bps), 8/22/29	$ 724,076
	Total Electric-Generation	$724,076

	Metal Processors & Fabrication — 0.5%
1,114,350	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.684% (Term SOFR + 400 bps), 10/12/28	$ 1,108,779
	Total Metal Processors & Fabrication	$1,108,779

	Physical Practice Management — 0.3%
934,787	Team Health Holdings, Inc., Extended Term Loan, 10.633% (Term SOFR + 525 bps), 3/2/27	$ 716,865
	Total Physical Practice Management	$716,865

	Total Senior Secured Floating Rate Loan Interests (Cost $4,045,721)	$3,927,953

Shares
	Common Stocks — 0.4% of Net Assets
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 2,092
	Total Chemicals	$2,092

	Oil, Gas & Consumable Fuels — 0.0%†
21(b)	Amplify Energy Corp.	$ 125
8,027(b)	Petroquest Energy, Inc.	405
	Total Oil, Gas & Consumable Fuels	$530

1Pioneer High Income Fund, Inc. |  | 12/31/23

Shares		Value
	Passenger Airlines — 0.4%
57,203(b)+	Grupo Aeromexico SAB de CV	$ 919,640
	Total Passenger Airlines	$919,640

	Total Common Stocks (Cost $1,646,575)	$922,262

Principal Amount USD ($)
	Asset Backed Securities — 0.6% of Net Assets
1,500,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	$ 1,506,207
	Total Asset Backed Securities (Cost $1,500,000)	$1,506,207

	Collateralized Mortgage Obligations—2.3% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.337% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 725,767
120,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.537% (SOFR30A + 620 bps), 11/25/41 (144A)	123,406
430,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.137% (SOFR30A + 780 bps), 11/25/41 (144A)	454,847
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.587% (SOFR30A + 625 bps), 9/25/41 (144A)	453,739
610,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.837% (SOFR30A + 850 bps), 2/25/42 (144A)	654,267
1,370,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.602% (SOFR30A + 826 bps), 7/25/49 (144A)	1,542,748
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.952% (SOFR30A + 1,061 bps), 2/25/47 (144A)	1,604,520
	Total Collateralized Mortgage Obligations (Cost $5,237,594)	$5,559,294

Pioneer High Income Fund, Inc. |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—3.1% of Net Assets
1,460,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.55% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	$ 1,450,281
1,076,496(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	993,590
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.345% (SOFR30A + 701 bps), 8/25/29	1,432,672
222,712(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.695% (SOFR30A + 636 bps), 1/25/27 (144A)	211,736
343,929(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.445% (SOFR30A + 911 bps), 7/25/30 (144A)	324,649
1,169,388(a)	Med Trust, Series 2021-MDLN, Class G, 10.726% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	1,118,616
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,741,650
	Total Commercial Mortgage-Backed Securities (Cost $7,724,931)	$7,273,194

	Convertible Corporate Bonds — 2.5% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 4/28/24	$ 9,240
	Total Banks	$9,240

	Chemicals — 1.8%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 4,242,581
	Total Chemicals	$4,242,581

	Entertainment — 0.7%
1,455,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 1,166,182
449,000	IMAX Corp., 0.50%, 4/1/26	398,488
	Total Entertainment	$1,564,670

	Total Convertible Corporate Bonds (Cost $4,919,448)	$5,816,491

3Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Corporate Bonds — 114.6% of Net Assets
	Advertising — 2.7%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,737,773
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,848,733
3,000,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,808,000
	Total Advertising	$6,394,506

	Aerospace & Defense — 1.9%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,094,692
745,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	741,522
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	809,763
740,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	786,875
	Total Aerospace & Defense	$4,432,852

	Agriculture — 1.0%
2,795,000	Frigorifico Concepcion S.A., 7.70%, 7/21/28 (144A)	$ 2,359,679
	Total Agriculture	$2,359,679

	Airlines — 5.3%
420,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 410,945
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	366,981
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	3,141,817
330,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	377,859
966,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	968,742
2,460,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	2,502,312
EUR1,600,000	Transportes Aereos Portugueses S.A., 5.625%, 12/2/24 (144A)	1,745,602
2,360,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,648,157
1,470,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	1,244,065
	Total Airlines	$12,406,480

Pioneer High Income Fund, Inc. |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Apparel — 0.4%
870,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 852,205
	Total Apparel	$852,205

	Auto Manufacturers — 0.4%
1,035,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 1,055,700
	Total Auto Manufacturers	$1,055,700

	Auto Parts & Equipment — 0.6%
1,285,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 1,360,660
	Total Auto Parts & Equipment	$1,360,660

	Banks — 1.9%
600,000(c)(f)	Bank of America Corp., 6.50% (3 Month Term SOFR + 444 bps)	$ 597,092
1,175,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	1,289,865
675,000(c)(f)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	663,260
1,240,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,290,578
545,000(c)(f)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	604,005
	Total Banks	$4,444,800

	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 790,971
	Total Biotechnology	$790,971

	Building Materials — 2.1%
1,991,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,040,775
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	1,813,020
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,213,804
	Total Building Materials	$5,067,599

	Chemicals — 8.1%
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,145,836
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	792,224
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,422,190
5Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Chemicals — (continued)
2,831,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 2,715,585
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	484,505
EUR1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	1,600,562
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,462,432
2,175,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	2,126,063
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,399,830
EUR1,005,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,181,585
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,771,596
	Total Chemicals	$19,102,408

	Commercial Services — 6.7%
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 1,341,159
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,866,703
790,000(g)	Atento Luxco 1 S.A., 8.00%, 2/10/26 (144A)	79
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,896,735
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,075,779
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	314,954
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,370,772
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	846,000
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,130,770
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,054,085
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	868,058
	Total Commercial Services	$15,765,094

	Computers — 0.4%
980,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 926,363
	Total Computers	$926,363

Pioneer High Income Fund, Inc. |  | 12/31/236

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution/Wholesale — 1.6%
2,460,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 2,435,400
1,325,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,384,662
	Total Distribution/Wholesale	$3,820,062

	Diversified Financial Services — 12.6%
3,500,000(c)(f)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 2,715,834
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	2,080,125
1,307,695(h)	Avation Capital S.A., 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	1,108,272
4,055,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	4,029,575
140,000(g)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	15,050
1,500,000(g)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	161,250
EUR480,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	418,109
GBP820,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	799,797
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	354,375
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,854,638
2,225,479(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	2,091,950
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	2,595,730
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	838,663
1,210,000	OneMain Finance Corp., 7.875%, 3/15/30	1,245,539
2,320,000	OneMain Finance Corp., 9.00%, 1/15/29	2,452,771
365,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	375,719
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	676,177
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,133,262
7Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	$ 994,992
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,823,005
	Total Diversified Financial Services	$29,764,833

	Electric — 1.0%
412,000	Cemig Geracao e Transmissao S.A., 9.25%, 12/5/24 (144A)	$ 412,865
676,000	NRG Energy, Inc., 6.625%, 1/15/27	677,454
82,381	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	81,660
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	1,110,346
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,919
	Total Electric	$2,288,244

	Electrical Components & Equipments — 1.6%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,600,003
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	755,476
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	534,469
	Total Electrical Components & Equipments	$3,889,948

	Energy-Alternate Sources — 0.1%
0(h)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ —
381,881(h)	SCC Power Plc, 8.00% (4.00% PIK or 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	170,510
	Total Energy-Alternate Sources	$170,510

	Entertainment — 3.4%
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$ 400,863
208,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	208,216
1,910,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	1,929,437
1,910,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,955,668
EUR755,000	Lottomatica S.p.A., 9.75%, 9/30/27 (144A)	901,411
Pioneer High Income Fund, Inc. |  | 12/31/238

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
EUR730,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	$ 848,595
1,880,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	1,774,250
	Total Entertainment	$8,018,440

	Environmental Control — 0.3%
766,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 804,300
	Total Environmental Control	$804,300

	Food — 0.2%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 540,865
	Total Food	$540,865

	Healthcare-Services — 3.1%
1,014,000	Auna SAA, 10.00%, 12/15/29 (144A)	$ 973,440
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	538,897
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	238,535
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	284,691
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,574,000
1,406,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	1,420,060
1,645,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	1,374,496
	Total Healthcare-Services	$7,404,119

	Home Builders — 1.7%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 472,625
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,164,925
2,285,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	2,430,669
	Total Home Builders	$4,068,219

	Household Products/Wares — 0.8%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,865,500
	Total Household Products/Wares	$1,865,500

	Insurance — 5.3%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,934,105
9Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Insurance — (continued)
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	$ 3,922,532
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,284,654
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,470,725
	Total Insurance	$12,612,016

	Internet — 0.1%
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 206,963
	Total Internet	$206,963

	Iron & Steel — 1.6%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,912,840
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,843,875
	Total Iron & Steel	$3,756,715

	Leisure Time — 4.8%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 218,887
EUR280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	313,433
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	255,778
EUR731,000	Carnival Plc, 1.00%, 10/28/29	578,207
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,265,419
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,449,742
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,008,022
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	344,604
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	735,508
1,360,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	1,479,910
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,782,485
	Total Leisure Time	$11,431,995

	Lodging — 0.3%
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	$ 731,348
	Total Lodging	$731,348

	Media — 3.8%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,204,900
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,324,665
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,164,625
Pioneer High Income Fund, Inc. |  | 12/31/2310

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — (continued)
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	$ 1,004,678
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,282,900
	Total Media	$8,981,768

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,096,125
	Total Metal Fabricate/Hardware	$1,096,125

	Mining — 2.4%
1,665,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,532,000
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	335,676
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	599,141
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,406,900
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	678,491
	Total Mining	$5,552,208

	Miscellaneous Manufacturing — 1.3%
2,880,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 2,975,273
	Total Miscellaneous Manufacturing	$2,975,273

	Oil & Gas — 15.3%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,442,150
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,028,040
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,214,707
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,132,584
755,000	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	785,200
555,000	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	571,650
180,000	Cenovus Energy, Inc., 6.75%, 11/15/39	195,972
925,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	951,205
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,278,833
830,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	880,399
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,304,070
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	800,029
11Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
833,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	$ 773,026
870,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	810,629
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	981,359
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,559,919
750,000	Murphy Oil Corp., 6.375%, 7/15/28	753,411
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	959,007
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,981,971
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,636,341
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	574,207
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	558,347
1,065,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	1,111,146
2,265,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	2,216,446
885,000	Southwestern Energy Co., 4.75%, 2/1/32	818,813
285,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	295,684
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,851,419
1,705,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	1,746,841
1,000,000	YPF S.A., 6.95%, 7/21/27 (144A)	894,744
	Total Oil & Gas	$36,108,149

	Oil & Gas Services — 2.1%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 379,225
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,589,458
1,445,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,393,924
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	694,667
	Total Oil & Gas Services	$5,057,274

	Packaging & Containers — 0.6%
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	$ 1,373,821
	Total Packaging & Containers	$1,373,821

	Pharmaceuticals — 2.6%
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	$ 2,625,735
2,365,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,921,563
579,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	370,560
Pioneer High Income Fund, Inc. |  | 12/31/2312

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
1,095,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	$ 1,180,148
1,300,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$6,098,006

	Pipelines — 7.1%
1,737,466	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,648,062
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	894,471
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,201,881
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,001,224
1,524,000(a)	Energy Transfer LP, 8.656% (3 Month Term SOFR + 328 bps), 11/1/66	1,271,836
1,965,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,810,705
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	205,220
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	235,575
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	624,022
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	782,763
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	411,574
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,506,031
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,152,035
215,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	217,128
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,354,299
505,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	534,374
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	1,814,364
	Total Pipelines	$16,665,564

	REITs — 1.3%
2,275,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 1,422,392
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	160,749
1,555,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,576,467
	Total REITs	$3,159,608

13Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Retail — 0.3%
798,000	Staples, Inc., 7.50%, 4/15/26 (144A)	$ 742,481
	Total Retail	$742,481

	Software — 0.9%
2,245,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 2,036,613
	Total Software	$2,036,613

	Telecommunications — 3.8%
1,495,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 717,928
1,169,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	757,067
270,000	Altice France S.A., 5.125%, 1/15/29 (144A)	209,992
1,910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,282,384
119,296(g)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	2,386
3,080,000	Sprint LLC, 7.125%, 6/15/24	3,093,358
41,000	Sprint LLC, 7.625%, 3/1/26	42,833
3,135,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,745,485
	Total Telecommunications	$8,851,433

	Transportation — 2.3%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,161,406
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,395,625
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	685,995
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,240,000
	Total Transportation	$5,483,026

	Total Corporate Bonds (Cost $275,164,665)	$270,514,743

Pioneer High Income Fund, Inc. |  | 12/31/2314

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
752(f)	Wells Fargo & Co., 7.50%	$ 899,106
	Total Banks	$899,106

	Total Convertible Preferred Stock (Cost $950,539)	$899,106

	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
2,144	B Riley Financial, Inc., 6.75%, 5/31/24	$ 51,885
	Total Capital Markets	$51,885

	Internet — 0.0%†
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 29,037
	Total Internet	$29,037

	Total Preferred Stock (Cost $288,282)	$80,922

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP21,700(b)	Avation Plc, 1/1/59	$ 5,532
	Total Trading Companies & Distributors	$5,532

	Total Right/Warrant (Cost $—)	$5,532

Principal Amount USD ($)
	Insurance-Linked Securities — 6.1% of Net Assets#
	Event Linked Bonds — 0.7%
	Flood – U.S. — 0.3%
250,000(a)	FloodSmart Re, 17.198%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 243,175
250,000(a)	FloodSmart Re, 18.947%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	249,750
250,000(a)	FloodSmart Re, 21.618%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	250,550
		$743,475

	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 10.674%, (SOFR + 525 bps), 3/24/25 (144A)	$ 243,750
15Pioneer High Income Fund, Inc. |  | 12/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Matterhorn Re, 13.174%, (SOFR + 775 bps), 3/24/25 (144A)	$ 246,000
250,000(a)	Residential Re 2021-2, 17.348%, (3 Month U.S. Treasury Bill + 1,198 bps), 12/6/25 (144A)	238,700
		$728,450

	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 13.617%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	$ 249,575
	Total Event Linked Bonds	$1,721,500

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – Massachusetts — 0.2%
350,000(b)(i)+	Portsalon Re 2022, 5/31/28	$ 320,922
	Multiperil – U.S. — 0.1%
250,000(b)(i)+	Ballybunion Re 2023, 12/31/28	$ 278,548
	Multiperil – Worldwide — 0.1%
250,000(b)(i)+	Amaranth Re 2023, 12/31/28	$ 264,200
500,000(b)(i)+	Cypress Re 2017, 1/31/24	50
54,000(i)+	Limestone Re 2019-2B, 12/31/24 (144A)	96
		$264,346

	Total Collateralized Reinsurance	$863,816

	Reinsurance Sidecars — 5.0%
	Multiperil – U.S. — 0.0%†
500,000(b)(j)+	Harambee Re 2018, 12/31/24	$ —
600,000(j)+	Harambee Re 2019, 12/31/24	900
		$900

	Multiperil – Worldwide — 5.0%
40,466(b)(j)+	Alturas Re 2022-2, 12/31/27	$ 10,481
1,500,000(b)(i)+	Bantry Re 2023, 12/31/28	1,847,250
834,446(b)(i)+	Berwick Re 2019-1, 12/31/24	100,133
1,000,000(b)(i)+	Berwick Re 2022, 12/31/27	19,279
1,000,000(b)(i)+	Berwick Re 2023, 12/31/28	1,135,846
500,000(b)(i)+	Eccleston Re 2023, 11/30/28	69,644
750,000(b)(i)+	Gleneagles Re 2022, 12/31/27	356,475
1,063,659(b)(i)+	Gullane Re 2023, 12/31/28	1,338,861
Pioneer High Income Fund, Inc. |  | 12/31/2316

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
499,318(b)(j)+	Lorenz Re 2019, 6/30/24	$ 4,793
500,000(i)+	Merion Re 2018-2, 12/31/24	24,992
1,000,000(b)(i)+	Merion Re 2022-2, 12/31/27	948,111
1,250,000(b)(i)+	Pangaea Re 2023-1, 12/31/28	1,519,604
350,000(b)(i)+	Pangaea Re 2023-3, 5/31/29	397,114
20,000(b)(i)+	Sector Re V, 12/1/24 (144A)	35,986
30,000(a)(i)+	Sector Re V, 12/1/26 (144A)	103,988
1,000,000(b)(i)+	Sector Re V, 12/1/27 (144A)	1,288,000
500,000(b)(i)+	Sector Re V, 12/1/28 (144A)	507,278
250,000(i)+	Sussex Re 2020-1, 12/31/24	325
1,500,000(j)+	Thopas Re 2022, 12/31/27	12,150
1,596,147(b)(j)+	Thopas Re 2023, 12/31/28	2,017,849
244,914(b)(i)+	Woburn Re 2019, 12/31/24	41,003
		$11,779,162

	Total Reinsurance Sidecars	$11,780,062

	Total Insurance-Linked Securities (Cost $12,256,361)	$14,365,378

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
204,972(g)(k)	Russian Government International Bond, 7.500%, 3/31/30	$ 134,316
	Total Russia	$134,316

	Total Foreign Government Bond (Cost $169,816)	$134,316

	U.S. Government and Agency Obligations — 7.2% of Net Assets
17,000,000(e)	U.S. Treasury Bills, 1/16/24	$ 16,965,242
	Total U.S. Government and Agency Obligations (Cost $16,962,805)	$16,965,242

17Pioneer High Income Fund, Inc. |  | 12/31/23

Shares		Value
	SHORT TERM INVESTMENTS — 4.9% of Net Assets
	Open-End Fund — 4.9%
11,498,050(l)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 11,498,050
		$11,498,050

	TOTAL SHORT TERM INVESTMENTS (Cost $11,498,050)	$11,498,050

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 143.9% (Cost $342,364,787)	$339,468,690
	OTHER ASSETS AND LIABILITIES — (43.9)%	$(103,486,396)
	net assets — 100.0%	$235,982,294

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $246,285,225, or 104.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is in default.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2023.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
Pioneer High Income Fund, Inc. |  | 12/31/2318

Schedule of Investments  |  12/31/23
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$5,098	$10,481
Amaranth Re 2023	1/27/2023	208,962	264,200
Ballybunion Re 2023	3/20/2023	250,000	278,548
Bantry Re 2023	1/12/2023	1,500,000	1,847,250
Berwick Re 2019-1	12/31/2018	99,709	100,133
Berwick Re 2022	12/28/2021	17,879	19,279
Berwick Re 2023	2/1/2023	921,704	1,135,846
Bonanza Re	1/6/2023	250,000	249,575
Cypress Re 2017	1/24/2017	1,681	50
Eccleston Re 2023	7/13/2023	—	69,644
FloodSmart Re	2/8/2022	249,679	249,750
FloodSmart Re	2/14/2022	250,000	243,175
FloodSmart Re	2/23/2023	250,000	250,550
Gleneagles Re 2022	1/18/2022	333,071	356,475
Gullane Re 2023	1/20/2023	1,063,659	1,338,861
Harambee Re 2018	12/19/2017	10,612	—
Harambee Re 2019	12/20/2018	—	900
Limestone Re 2019-2B	6/20/2018	359	96
Lorenz Re 2019	6/26/2019	81,826	4,793
Matterhorn Re	3/10/2022	250,000	243,750
Matterhorn Re	3/10/2022	250,000	246,000
Merion Re 2018-2	12/28/2017	—	24,992
Merion Re 2022-2	2/22/2022	1,000,000	948,111
Pangaea Re 2023-1	1/23/2023	1,250,000	1,519,604
Pangaea Re 2023-3	7/5/2023	350,000	397,114
Portsalon Re 2022	7/15/2022	283,022	320,922
Residential Re 2021-2	10/28/2021	250,000	238,700
Sector Re V	1/1/2020	408	35,986
Sector Re V	12/6/2021	—	103,988
Sector Re V	12/30/2022	1,000,000	1,288,000
Sector Re V	12/4/2023	500,000	507,278
Sussex Re 2020-1	1/23/2020	—	325
Thopas Re 2022	2/7/2022	—	12,150
19Pioneer High Income Fund, Inc. |  | 12/31/23

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2023	2/15/2023	$1,596,147	$2,017,849
Woburn Re 2019	1/30/2019	32,545	41,003
Total Restricted Securities			$14,365,378
% of Net assets			6.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	760,627	GBP	605,000	Citibank NA	3/27/24	$(10,863)
EUR	297,000	USD	324,177	HSBC Bank USA NA	2/27/24	4,485
EUR	5,000,000	USD	5,521,345	State Street Bank & Trust Co.	3/27/24	18,127
USD	5,664,737	EUR	5,332,500	State Street Bank & Trust Co.	1/24/24	(228,429)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(216,680)
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	$(63,700)	$93,371	$29,671
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(24,172)	34,052	9,880
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(31,831)	44,834	13,003
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(119,703)	$172,257	$52,554
TOTAL SWAP CONTRACTS						$(119,703)	$172,257	$52,554

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Pioneer High Income Fund, Inc. |  | 12/31/2320

Schedule of Investments  |  12/31/23
(unaudited) (continued)
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,927,953	$—	$3,927,953
Common Stocks
Chemicals	2,092	—	—	2,092
Oil, Gas & Consumable Fuels	125	405	—	530
Passenger Airlines	—	—	919,640	919,640
Asset Backed Securities	—	1,506,207	—	1,506,207
Collateralized Mortgage Obligations	—	5,559,294	—	5,559,294
Commercial Mortgage-Backed Securities	—	7,273,194	—	7,273,194
Convertible Corporate Bonds	—	5,816,491	—	5,816,491
Corporate Bonds	—	270,514,743	—	270,514,743
Convertible Preferred Stock	899,106	—	—	899,106
Preferred Stock
Capital Markets	51,885	—	—	51,885
Internet	—	29,037	—	29,037
Right/Warrant	5,532	—	—	5,532
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – U.S.	—	—	278,548	278,548
Multiperil – Worldwide	—	—	264,346	264,346
Reinsurance Sidecars
Multiperil – U.S.	—	—	900	900
Multiperil – Worldwide	—	—	11,779,162	11,779,162
All Other Insurance-Linked Securities	—	1,721,500	—	1,721,500
Foreign Government Bond	—	134,316	—	134,316
21Pioneer High Income Fund, Inc. |  | 12/31/23

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$16,965,242	$—	$16,965,242
Open-End Fund	11,498,050	—	—	11,498,050
Total Investments in Securities	$12,456,790	$313,448,382	$13,563,518	$339,468,690
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(216,680)	$—	$(216,680)
OTC swap contracts	—	52,554	—	52,554
Total Other Financial Instruments	$—	$(164,126)	$—	$(164,126)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 3/31/23	$634,883	$10,623,431	$11,258,314
Realized gain (loss)	—	(480,323)	(480,323)
Changed in unrealized appreciation (depreciation)	284,757	2,026,525	2,311,282
Accrued discounts/premiums	—	(788,374)	(788,374)
Purchases	—	1,939,406	1,939,406
Sales	—	(676,787)	(676,787)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 12/31/23	$919,640	$12,643,878	$13,563,518
*	Transfers are calculated on the beginning of period value. During the period ended December 31, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2023:	$1,985,444
Pioneer High Income Fund, Inc. |  | 12/31/2322